Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (3.7%)
	BHP Group Ltd.	467,943	13,966
	Goodman Group	895,647	12,040
	ANZ Group Holdings Ltd.	719,560	11,390
	Woodside Energy Group Ltd.	373,682	8,644
			46,040
Austria (0.8%)
[1]	BAWAG Group AG	211,517	9,751
Brazil (2.5%)
	BB Seguridade Participacoes SA	1,864,000	11,978
	Telefonica Brasil SA	1,147,300	10,368
*	MercadoLibre Inc.	7,442	8,816
			31,162
Canada (4.6%)
	Barrick Gold Corp.	886,518	14,996
[2]	Nutrien Ltd.	231,544	13,670
	Intact Financial Corp.	87,546	13,517
	Cenovus Energy Inc.	619,968	10,530
	Enerplus Corp.	250,754	3,634
			56,347
China (8.5%)
	Tencent Holdings Ltd.	633,500	26,861
*	Trip.com Group Ltd.	373,850	13,051
	BYD Co. Ltd. Class H	390,000	12,505
	China Pacific Insurance Group Co. Ltd. Class H	4,502,000	11,688
	Tsingtao Brewery Co. Ltd. Class A	769,254	10,992
	ENN Energy Holdings Ltd.	875,000	10,945
	China Longyuan Power Group Corp. Ltd. Class H	7,900,000	8,160
	Sinopharm Group Co. Ltd. Class H	1,823,200	5,708
*	KE Holdings Inc. Class A	1,107,900	5,472
			105,382
Denmark (1.3%)
*	Genmab A/S	42,197	15,991
Finland (1.0%)
	Nokia OYJ	2,812,225	11,783
France (4.9%)
	Engie SA	1,366,454	22,755
	AXA SA	485,820	14,357
	Pernod Ricard SA	64,269	14,202

		Shares	Market Value ($000)
	Bureau Veritas SA	359,438	9,861
			61,175
Germany (4.9%)
	Siemens AG (Registered)	125,611	20,939
	RWE AG	356,702	15,544
	Commerzbank AG	1,190,870	13,202
	Wacker Chemie AG	83,824	11,515
			61,200
Hong Kong (2.1%)
	AIA Group Ltd.	1,713,600	17,404
	CK Asset Holdings Ltd.	1,495,000	8,308
			25,712
India (5.0%)
	Axis Bank Ltd.	1,263,253	15,243
	Larsen & Toubro Ltd.	451,221	13,644
	ICICI Bank Ltd.	1,125,959	12,891
	Mahindra & Mahindra Ltd.	693,678	12,325
	Bajaj Auto Ltd.	131,696	7,546
			61,649
Indonesia (0.9%)
	Bank Negara Indonesia Persero Tbk. PT	18,303,340	11,230
Ireland (0.8%)
	Smurfit Kappa Group plc	286,319	9,556
Italy (1.8%)
	CNH Industrial NV	1,058,323	15,264
	FinecoBank Banca Fineco SpA	527,058	7,094
			22,358
Japan (15.1%)
	Mitsubishi UFJ Financial Group Inc.	3,267,400	24,084
	Panasonic Holdings Corp.	1,546,800	18,967
	Sony Group Corp.	204,600	18,469
	ITOCHU Corp.	449,600	17,859
	Tokyo Electron Ltd.	113,700	16,376
	KDDI Corp.	478,500	14,778
	Tokio Marine Holdings Inc.	614,400	14,164
	Fujitsu Ltd.	95,300	12,340
[2]	Yamaha Motor Co. Ltd.	395,300	11,364
	Daiichi Sankyo Co. Ltd.	347,600	11,045
	Bandai Namco Holdings Inc.	446,900	10,349
	Mitsui Fudosan Co. Ltd.	417,100	8,313
	Isuzu Motors Ltd.	666,900	8,090
			186,198
Mexico (1.2%)
	Wal-Mart de Mexico SAB de CV	3,879,600	15,349
Netherlands (5.7%)
	ASML Holding NV	30,867	22,389
*	AerCap Holdings NV	256,694	16,305
	Coca-Cola Europacific Partners plc	252,841	16,291
	Koninklijke Ahold Delhaize NV	439,976	15,000
			69,985
Norway (0.9%)
	Equinor ASA	397,897	11,586
Other (1.6%)
[3]	Vanguard FTSE Developed Markets ETF	418,569	19,330

		Shares	Market Value ($000)
Philippines (0.9%)
	BDO Unibank Inc.	4,084,340	10,227
	Ayala Land Inc.	3,351,300	1,483
			11,710
Russia (0.0%)
*,4	Magnit PJSC	31,141	—
Singapore (1.3%)
	DBS Group Holdings Ltd.	699,600	16,338
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	591,198	32,553
	SK Telecom Co. Ltd.	243,075	8,602
			41,155
Spain (1.2%)
	Industria de Diseno Textil SA	374,520	14,527
Sweden (1.5%)
	Volvo AB Class B	907,193	18,774
Switzerland (3.9%)
	Novartis AG (Registered)	278,990	28,127
	Cie Financiere Richemont SA (Registered) Class A	116,325	19,760
			47,887
Taiwan (3.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,968,000	36,356
	Realtek Semiconductor Corp.	455,000	5,673
			42,029
Thailand (1.5%)
	Kasikornbank PCL (Foreign)	2,667,500	9,764
	Bangkok Dusit Medical Services PCL (Foreign)	11,245,200	8,818
			18,582
United Kingdom (14.4%)
	Shell plc	960,749	28,661
	AstraZeneca plc	176,613	25,318
	BAE Systems plc	1,541,400	18,175
	Glencore plc	2,764,246	15,673
	Standard Chartered plc	1,751,148	15,235
	Compass Group plc	467,717	13,098
	Haleon plc	2,881,996	11,829
*	International Consolidated Airlines Group SA	5,568,682	11,491
	Anglo American plc	382,842	10,901
	WPP plc	1,022,362	10,716
*	Rolls-Royce Holdings plc	5,182,742	9,966
*	Wise plc Class A	847,264	7,082
			178,145
Total Common Stocks (Cost $1,156,685)			1,220,931

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[5,6]	Vanguard Market Liquidity Fund (Cost $29,445)	5.150%	294,500	29,444
Total Investments (101.1%) (Cost $1,186,130)				1,250,375
Other Assets and Liabilities—Net (-1.1%)				(13,888)
Net Assets (100%)				1,236,487
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $9,751,000, representing 0.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,256,000.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $19,099,000 was received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	102,858	—	—	102,858
Common Stocks—Other	51,926	1,066,147	—	1,118,073
Temporary Cash Investments	29,444	—	—	29,444
Total	184,228	1,066,147	—	1,250,375

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard FTSE Developed Markets ETF	23,501	146,752	155,464	748	3,793	633	—	19,330
Vanguard Market Liquidity Fund	8,783	NA1	NA1	(2)	(1)	418	—	29,444
Total	32,284	146,752	155,464	746	3,792	1,051	—	48,774
1	Not applicable—purchases and sales are for temporary cash investment purposes.